Notes Payable - Schedule of Note Payable (Details) - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2016	Jun. 30, 2015
Notes Payable - Schedule Of Note Payable Details
Balance; June 30, 2014				$ 38,871
Proceeds					85,000
Debt discount					(71,000)
Amortization of debt discount	$ 108,305			238,793	24,871
Balance; June 30, 2015	$ 50,500			$ 50,500	$ 38,871